Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details 1) (USD $)	5 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Original valuation, Convertible Note	$ 9,000,000
Installment Payments in Shares, Convertible Note	(3,075,000)	(625,000)
Amortization of debt discount, Convertible Note	0
Ending Balance, Convertible Debt	5,925,000	5,925,000
Original valuation, Debt Discount	(4,450,000)
Amortization of Debt Discount, Debt Discount	2,051,198	2,051,198	0
Ending Balance, Debt discount	(2,398,802)	(2,398,802)
Original valuation, Net	4,550,000	0
Installment Payments in Shares, Net	(3,075,000)
Amortization of debt discount, Net	2,051,198
Ending Balance, Net	$ 3,526,198	$ 3,526,198